Investment Strategy - FT Vest Laddered Autocallable Barrier & Income ETF	Dec. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by entering into swap agreements and/or option contracts structured similarly to swap agreements (collectively, hereinafter referred to as "swap agreements" or "swaps") that seek to deliver a return reflecting the performance of a laddered portfolio of theoretically created financial instruments designed to replicate the defined return characteristics of autocallable yield notes (each such theoretical financial instrument, a “Synthetic Autocallable Contract"). The term “laddered portfolio” refers to the Fund seeking to maintain on a recurring basis exposure to a diversified series of Synthetic Autocallable Contracts that each have a unique combination of maturity and call observation dates (as defined below). Such "laddering" is achieved by “rolling” (i.e., replacing) the Synthetic Autocallable Contracts upon their call or maturity into new Synthetic Autocallable Contracts to allow the Fund to maintain the staggered investment time periods to which it is exposed and thereby mitigate the risks associated with exposure to only a single time period. The rolling of Synthetic Autocallable Contracts results in the reset of coupon payment amounts, "coupon" and "maturity" barrier levels, and "initial values" of the underlying indices or exchange-traded funds (each, as defined and discussed below) to be commensurate with then-existing market conditions.Autocallable yield notes are debt obligations linked to the performance of an underlying asset or multiple underlying assets. The Synthetic Autocallable Contracts to which the Fund will be exposed through its swap agreements will be linked to one or more broad-based U.S. equity market indices — e.g., the S&P 500® Index ("SPX"), the Russell 2000 Index (“RTY”) and the Nasdaq-100® Index ("NDX") — or to one or more exchange-traded funds that seek to track the performance of such an equity market index. The value of each underlying asset at the beginning of a Synthetic Autocallable Contract's term (the “initial value”) defines when the contract is automatically called. If the value of each underlying asset of a Synthetic Autocallable Contract is equal to or exceeds its respective initial value on a predefined recurring (e.g., monthly or quarterly) “observation date,” the contract is automatically called. In such circumstance, the coupon payment will be made for that observation date but all remaining coupon payments are cancelled and 100% of the initial notional amount of the contract will be returned. Accordingly, the Fund will not benefit from such upside return on the underlying assets. If the value of the worst performing underlying asset of a Synthetic Autocallable Contract is below its initial value but at or above the “coupon barrier” level on an observation date, the coupon payment will be made for such period. The coupon barrier level of the Synthetic Autocallable Contracts will typically be set between 65% to 75% of the initial value of each underlying asset. If the value of the worst performing underlying asset is below the coupon barrier level as of an observation date, no coupon payment is made for such period. Each Synthetic Autocallable Contract will also have a "maturity barrier" level, which seeks to reduce the likelihood of incurring downside losses from a decline in the value of the worst performing underlying asset below its initial value. If the value of the worst performing underlying asset of a Synthetic Autocallable Contract is at or above the maturity barrier level on the maturity date, 100% of the initial notional amount of the contract will be returned, regardless of a decrease in value of an underlying asset. If at least one of the underlying assets is below the maturity barrier level on the maturity date of the Synthetic Autocallable Contract, the percentage of the initial notional amount under the contract that will be returned will be equal to the percentage of the value of the worst performing underlying asset on the maturity date relative to its initial value, resulting in a loss corresponding to the decrease in relative value of such underlying asset. Although lower maturity barrier levels (when stated as a percentage to the initial value of the underlying asset) seek to provide greater protection from downside losses on the worst performing underlying asset, they also generally correspond to lower expected yields on the Synthetic Autocallable Contracts. The maturity barrier level of the Synthetic Autocallable Contracts will typically be set between 60% to 70% of the initial value of each underlying asset. Accordingly, the Fund seeks to limit downside risk to the extent that the value of the worst performing underlying asset does not breach the maturity barrier level on the maturity date. Each Synthetic Autocallable Contract to which the Fund is exposed will be subject to the entirety (i.e., one-to-one exposure) of the downside of the worst performing underlying asset's performance as calculated from its initial value to its final value on the maturity date, if the maturity barrier level is breached by any underlying asset on the maturity date of such Synthetic Autocallable Contract. For purposes of the foregoing, the worst performing underlying asset of a Synthetic Autocallable Contract is the underlying asset which value has experienced the greatest percentage loss relative to its initial value.As an illustrative example, the following table provides four of several possible scenarios under a Synthetic Autocallable Contract:In addition to the swap agreements, the Fund will invest in a basket of short-term (i.e., generally less than 12 months) U.S. Treasury securities, including for the purpose of collateralizing the swap agreements, and/or box spreads. A box spread is an offsetting set of options that have risk and return characteristics similar to cash equivalents. The Fund may also maintain a sizeable cash position from time to time.The Fund’s investment strategy may include active and frequent trading. The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that an industry or group of industries comprise more than 25% of the underlying referenced indices or ETFs of the Synthetic Autocallable Contracts. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).